EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 99.1%
	DIVERSIFIED EXPLORATION AND MINING — 2.9%
880,000	Carbon Neutral[1,2,3]	$2,937,355
3,000,000	Errington Metals, Inc.[1,2,3]	866,051
846,833	Fuerte Metals Corp.*,2	733,401
7,500,000	Gold Hart Copper Corp.*,1,2,3,4	838,987
8,222,220	Nuvau Minerals, Inc.*,2,4	4,094,494
		9,470,288
	GOLD EXPLORATION — 12.4%
6,407,442	Alpha Exploration Ltd.*,2,4	3,005,801
857,142	Alpha Exploration Ltd.*,1,2,3,4	402,095
10,638,228	Aurion Resources Ltd.*,2,4	6,065,387
1,924,658	Dakota Gold Corp.*	6,928,769
6,134,500	Dryden Gold Corp.*,2,4	863,328
14,591,370	Heliostar Metals Ltd.*,2,4	11,741,756
299,503	Ivanhoe Electric, Inc.*	2,863,249
9,040,000	Mogotes Metals, Inc.*,2	1,500,577
8,216,000	Newcore Gold Ltd.*,2	3,290,906
3,300,000	Radius Gold, Inc.*,2,4	309,613
6,306,500	Revival Gold, Inc.*,2,4	2,184,700
7,500,000	Scorpio Gold Corp*,1,2,3,4	1,082,564
1,502,333	Scorpio Gold Corp.*,2,4	216,849
741,100	Western Exploration, Inc.*,2	331,612
		40,787,206
	GOLD MINING — 25.3%
224,940	Agnico Eagle Mines Ltd.	27,973,538
26,734	AngloGold Ashanti Ltd. - ADR	1,236,447
4,089,229	B2Gold Corp.	13,780,702
901,000	B2Gold Corp.[2]	3,030,211
765,392	Barrick Mining Corp.	16,165,079
977,300	Discovery Silver Corp.*,2	2,278,204
332,452	Equinox Gold Corp.*,2	2,025,040
550,000	Equinox Gold Corp.*	3,355,000
6,359,729	i-80 Gold Corp.*,2	3,488,304
330,000	IAMGOLD Corp.*	2,230,800
130,000	Kinross Gold Corp.	2,080,000
87,749	Newmont Corp.	5,449,213
5,000	Polyus PJSC - GDR*,1,2,3	—
		83,092,538
	PRECIOUS METALS EXPLORATION — 4.9%
1,643,300	G2 Goldfields, Inc.*,2	3,178,438
3,765,400	Kenorland Minerals Ltd.*,2,4	5,407,871

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
5,973,900	Midland Exploration, Inc.*,2,4	$1,508,996
8,829,204	Mundoro Capital, Inc.*,2,4	1,433,726
2,930,000	Probe Gold, Inc.*,2	4,504,114
		16,033,145
	ROYALTY COMPANIES — 40.7%
208,459	Altius Minerals Corp.[2]	4,376,496
7,717,300	Elemental Altus Royalties Corp.*,2	10,916,504
293,171	EMX Royalty Corp.*,2	867,495
105,366	Franco-Nevada Corp.	16,787,965
2,442,100	Lara Exploration Ltd.*,2	4,494,338
3,155,115	Metalla Royalty & Streaming Ltd.*,2	11,954,643
1,344,416	Metalla Royalty & Streaming Ltd.*	5,323,888
3,081,822	Orogen Royalties, Inc.*,2,4	3,825,587
550,265	Osisko Gold Royalties Ltd.	15,247,843
313,120	Osisko Gold Royalties Ltd.[2]	8,673,171
108,800	Royal Gold, Inc.	16,474,496
193,600	Silver Crown Royalties, Inc.*,2,4	1,057,702
5,384,615	Summit Royalty Corp. Private Placement[1,3]	3,500,000
70,000	Triple Flag Precious Metals Corp.	1,597,400
357,655	Triple Flag Precious Metals Corp.[2]	8,161,844
195,200	Wheaton Precious Metals Corp.	17,862,752
25,000	Wheaton Precious Metals Corp.[2]	2,286,374
		133,408,498
	SILVER: EXPLORATION AND MINING — 12.9%
3,584,980	Fortuna Silver Mines, Inc.*	23,123,121
707,761	Pan American Silver Corp.	19,123,702
		42,246,823
	TOTAL COMMON STOCKS
	(Cost $209,154,951)	325,038,498

	WARRANTS — 0.2%
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
150,000	Canter Resources Corp., Strike Price: 0.70 CAD, Expiration Date: January 19, 2026*,1,2	—
3,750,000	Gold Hart Copper Corp., Strike Price: 0.36 CAD, Expiration Date: March 18, 2027*,1,2	—
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2026*,1,2	—
1,000,000	Nuvau Minerals Corp., Strike Price: 1.00 CAD, Expiration Date: November 13, 2026*,1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Number
of Shares		Value
WARRANTS (Continued)
DIVERSIFIED EXPLORATION AND MINING (Continued)
1,111,110	Nuvau Minerals Corp., Strike Price: 1.35 CAD, Expiration Date: September 10, 2026*,1,2	$—
—
GOLD EXPLORATION — 0.2%
550,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: December 11, 2025*,1,2	—
1,428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 20, 2025*,1,2	—
535,500	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 13, 2026*,1,2	—
428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: October 6, 2026*,1,2	—
7,300,000	Dryden Gold Corp., Strike Price: 0.30 CAD, Expiration Date: January 15, 2026*,1,2	—
1,022,727	Heliostar Metals Ltd., Strike Price: 0.40 CAD, Expiration Date: January 16, 2026*,1,2	527,750
5,000,000	Mogotes Metals, Inc., Strike Price: 0.30 CAD, Expiration Date: July 22, 2027*,1,2	—
7,000,000	Scorpio Gold Corp., Strike Price: 0.20 CAD, Expiration Date: February 20, 2026 *,1,2	—
650,000	Western Exploration, Inc., Strike Price: 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
527,750
GOLD MINING — 0.0%
50,000	I-80 GOLD Corp., Strike Price: 2.15 CAD, Expiration Date: November 27, 2026*,1,2	—

PRECIOUS METALS EXPLORATION — 0.0%
2,343,750	Revival Gold, Inc., Strike Price: 0.45 CAD, Expiration Date: September 17, 2027*,1,2	50,745
750,000	Revival Gold, Inc., Strike Price: 0.72 CAD, Expiration Date: July 18, 2026*,1,2	—
50,745
ROYALTY COMPANIES — 0.0%
192,400	Silver Crown Royalties, Inc.*,2	694
TOTAL WARRANTS
	(Cost $—)	579,189

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 0.7%
2,276,774	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.11%[5]	$2,276,774
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,276,774)	2,276,774

	TOTAL INVESTMENTS — 100.0%
	(Cost $211,431,725)	327,894,461
	Liabilities in Excess of Other Assets — (0.0)%	(67,837)
	TOTAL NET ASSETS — 100.0%	$327,826,624

ADR – American Depository Receipt

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,205,547, which represents 3.11% of Net Assets.
[2]	Foreign security denominated in U.S. dollars.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, representing 2.94% of Net Assets. The total value of these securities is $9,627,051.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Gold Fund

					Change in
	Value			Net	Unrealized
	Beginning			Realized	Appreciation	Value End	Dividend
	of Period	Additions	Reductions	Gain (Loss)	(Depreciation)	of Period	Income*
Common Stocks

Diversified Exploration and Mining - 0.3%
Gold Hart Corp. (1)(3)	$-	$1,057,157	$-	$-	$(218,170)	$838,987	$-
Nuvau Minerals Corp. (1)(2)(3)(4)	5,314,563	-	(5,314,563)	-	-	-	-
						838,987

Gold Exploration - 8.2%
Alpha Exploration Ltd. (3)(4)	3,514,492	413,650	(99,883)	(5,985)	(414,378)	3,407,896	-
Angus Gold, Inc. (2)(3)	1,372,630	80,544	(2,078,977)	384,184	241,619	-	-
Aurion Resources, Ltd. (3)	5,104,986	17,475	-	-	942,926	6,065,387	-
Dryden Gold Corp. (2)(3)	915,139	-	(915,240)	32,310	(32,209)	-	-
Heliostar Metals Ltd. (3)	6,607,714	-	(1,056,751)	627,066	5,563,727	11,741,756	-
Radius Gold, Inc. (2)(3)	287,274	-	(470,721)	(45,530)	228,977	-	-
Revival Gold, Inc. (2)(3)	2,346,962	-	(2,633,872)	(207,468)	494,378	-	-
Scorpio Gold Corp. (2)(3)(4)	1,237,400	415,628	(1,612,380)	(54,316)	13,668	-	-
						21,215,039

Precious Metals Exploration - 1.0%
Kenorland Minerals Ltd. (2)(3)	3,245,397	-	(2,401,609)	5,292	(849,080)	-	-
Midland Exploration, Inc. (3)	1,354,645	39,417	(26,418)	(91,862)	233,214	1,508,996	-
Mundoro Capital, Inc. (3)	1,204,790	-	-	-	228,936	1,433,726	-
						2,942,722

Royalty Companies - 5.1%
Orogen Royalties, Inc. (1)(3)	9,201,350	7,457,529	(23,842,175)	10,673,851	335,032	3,825,587	-
Silver Crown Royalties, Inc. (3)	1,136,168	-	(29,309)	(17,403)	(31,754)	1,057,702	-
						4,883,289

Total				$11,300,139	$6,736,886	$29,880,037	$-

	Shares				Shares
	Beginning			Stock	End
	of Period	Purchases	Sales	Split	of Period
Common Stocks

Diversified Exploration and Mining - 0.3%
Gold Hart Corp. (1)(3)	-	7,500,000	-	-	7,500,000
Nuvau Minerals Corp. (1)(2)(3)(4)	8,222,220	-	-	-	8,222,220

Gold Exploration - 8.2%
Alpha Exploration Ltd. (3)(4)	6,612,942	857,142	(205,500)	-	7,264,584
Angus Gold, Inc. (2)(3)	3,822,500	300,000	(4,122,500)	-	-
Aurion Resources, Ltd. (3)	10,609,228	29,000	-	-	10,638,228
Dryden Gold Corp. (2)(3)	7,964,000	-	(1,829,500)	-	6,134,500
Heliostar Metals Ltd. (3)	16,141,370	-	(1,550,000)	-	14,591,370
Radius Gold, Inc. (2)(3)	4,000,000	-	(700,000)	-	3,300,000
Revival Gold, Inc. (2)(3)	9,611,500	-	(3,305,000)	-	6,306,500
Scorpio Gold Corp. (2)(3)(4)	12,306,833	7,500,000	(10,804,500)	-	9,002,333

Precious Metals Exploration - 1.0%
Kenorland Minerals Ltd. (2)(3)	3,862,300	-	(96,900)	-	3,765,400
Midland Exploration, Inc. (3)	5,894,400	200,000	(120,500)	-	5,973,900
Mundoro Capital, Inc. (3)	8,829,204	-	-	-	8,829,204

Royalty Companies - 5.1%
Orogen Royalties, Inc. (1)(3)	8,715,619	6,693,492	(12,327,289)	-	3,081,822
Silver Crown Royalties, Inc. (3)	200,000	-	(6,400)	-	193,600

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*	Net of foreign withholding taxes.